Debt	3 Months Ended
Jun. 30, 2011
Debt
Short-term Debt [Text Block]

10.       NOTE PAYABLE

In March 2011, the Company issued a 90-day note payable to borrow $50,000.  The proceeds were used for general corporate purposes.  The full amount of principal and 5.00% simple interest per annum was paid during the quarter ended June 30, 2011.